Debt (Details 1)	Sep. 30, 2015 USD ($)
2015	$ 6,844,190
2016	35,126,761
2017	48,626,761
2018	58,806,761
2019	34,206,761
2020	20,276,761
2021	146,933,323
2022	10,725,000
Total long-term debt	$ 361,546,318